OTHER RECEIVABLES - Allowance for Impairment of Tax Credits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Subclassifications of assets, liabilities and equities [abstract]
Balance at beginning of year	$ 378	$ 675	$ 1,300
(Recovery) additions	(7)	(47)	48
Foreign exchange	(102)	(250)	(673)
Balance at end of year	$ 269	$ 378	$ 675